Income tax expense	12 Months Ended
Dec. 31, 2020
Income tax expense
Income tax expense

9            Income tax expense

PRC corporate income tax have been provided for subsidiaries established and operating in Mainland China at the rate of 25% (2018 and 2019: 25%) on the estimated assessable profit for the year.

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	21,073	20,393	486
Deferred tax
Origination and reversal of temporary differences (Note 22)	(2,565)	(6,357)	(13,073)
Income tax expense/(credit)	18,508	14,036	(12,587)

The taxation on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the taxation rate of PRC, the principal place of the Group’s operations, as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
(Loss)/profit before income tax	(233,972)	152,364	(259,492)
Calculated at a taxation rate of 25%	(58,493)	38,091	(64,873)
Expenses not tax deductible	79,114	25,920	42,824
Income not subject to tax	(1,716)	(50,693)	(1,165)
Utilisation of previously unrecognised tax losses	(65)	—	(428)
Recognition of previously unrecognised temporary difference	—	384	(520)
Tax losses not recognised	—	2,369	13,034
Difference in overseas tax rates	(364)	(124)	351
Under‑provision in respect of prior years	32	—	—
Over‑provision in respect of prior years	—	(1,727)	(1,810)
Effect of preferential tax rates	—	(184)	—
Income tax expense/(credit)	18,508	14,036	(12,587)

(a)	Cayman Islands Income Tax

The Company is incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong Profits Tax

Hong Kong profits tax rate has been provided at the rate of 16.5% on the estimated assessable profit for each of the years ended 31 December 2018, 2019 and 2020.

(c)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.

(d)	Singapore Corporation income tax

The income tax provision of the Group in respect of operations in the Singapore has been calculated at the tax rate of 17% on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.